Organization and Business Description (Tables)	6 Months Ended
Apr. 30, 2024
Organization and Business Description [Abstract]
Schedule of Company’s Subsidiaries	As of the date of the report, the Company’s subsidiaries are as follows:
Subsidiaries	Date of Incorporation/ Acquisition	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
Caravelle Group Co., Ltd (“Caravelle Group”)	April 1, 2021	Cayman Islands	100%	Investment Holding
SGEX Group Co., Ltd (“SGEX”)	April 19, 2021	British Virgin Islands (“BVI”)	100%	Investment Holding
Pacifico Acquisition Corp.*	December 16, 2022	the U.S.	100%	Investment Holding
Topsheen Shipping Group Corporation (“Topsheen Samoa”)	July 23, 2012	Samoa	90%	Transportation service
Topsheen Shipping Singapore Pte. Ltd (“Topsheen Shipping”)	October 30, 2015	Singapore	61% owned subsidiary of Topsheen Samoa	Transportation service
Topsheen Bulk Singapore Pte. Ltd (“Topsheen Bulk”)	March 16, 2019	Singapore	100% owned subsidiary of Topsheen Shipping	Transportation service
Singapore Garden Technology Pte. Ltd. (“Garden Technology”)	December 6, 2020	Singapore	100%	Transportation and heating business
*	Pacifico Acquisition Corp was dissolved on September 26, 2024.